Supplemental Cash Flow Information - (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Supplemental Cash Flow Information
Disclosure of Changes in Working Capital and Other

Changes in working capital and other during the period:

Years ended December 31,	2025	2024
Accounts receivable[1]	$55	$-
Unbilled revenue	(6)	(28)
EI assets - finance leases receivable	1	52
Inventories	(20)	36
Inventories - WIP related to EI assets - finance leases receivable	35	(35)
Income taxes receivable	(8)	-
Prepayments	(3)	9
Net assets held for sale	-	2
Accounts payable and accrued liabilities and provisions[2]	(22)	(7)
Income taxes payable	1	23
Deferred revenue	(18)	74
Other current liabilities	-	(6)
Foreign currency and other	4	(14)
Net change in working capital and other	$19	$106

[1] Change in accounts receivable represents only the portions relating to operating activities.

[2] Change in accounts payable and accrued liabilities and provisions represents only the portion relating to operating activities.

Disclosure of Cash Interest and Cash Taxes Paid and Received

Cash interest and cash taxes paid and received during the period:

Years ended December 31,	2025	2024
Interest paid – short- and long-term borrowings	$72	$87
Interest paid – lease liabilities	4	4
Total interest paid	$76	$91
Interest received	4	4

Income taxes paid	100	45

Disclosure of reconciliation of liabilities arising from financing activities [text block]

Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2025	2024
Long-term debt, opening balance	$708	$919
Net repayment of long-term debt	(166)	(233)
Effect of changes in foreign exchange rates	4	(1)
Amortization and derecognition of deferred transaction costs	20	13
Accretion and derecognition of the 2027 Notes discount	26	12
Deferred transaction costs	(10)	(2)
Long-term debt, closing balance	$582	$708